SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2019
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and its VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Consolidation of Variable Interest Entities

The Company through TAL Beijing and Lebai Information, wholly owned foreign enterprises, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements”. These contractual agreements do not provide TAL Beijing and Lebai Information with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing and Lebai Information with the right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810, these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate the variable interest entity.

The contractual arrangements, by design, enable TAL Beijing and Lebai Information to have (a) the power to direct the activities that most significantly impact the economic performance of the VIEs and (b) the right to receive substantially all the benefits of the VIEs. As a result, the VIEs are considered to be variable interest entities under ASC 810 and TAL Beijing and Lebai Information are considered to be the primary beneficiary of the VIEs and consolidate the VIEs' financial position and results of operations.

Determining whether TAL Beijing and Lebai Information are the primary beneficiaries requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and U.S. GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company's PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. See “Note 1 Organization and Principal Activities—The VIE Arrangements”.

On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, (1) Mr. Bangxin Zhang cannot request or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders’ or board of directors’ consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the VIEs and the Group without the VIEs, after elimination of intercompany balances and transactions.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements include purchase price allocation relating to business acquisitions, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

The Group's restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries, cash deposit relating to potential acquisition and interest deposits in connection with the term and revolving facilities agreement disclosed in Note 13.

Short Term investments [Policy Text Block]
Short-term investments

Short-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the wealth management products as held-to-maturity securities. The original maturities of the short-term investments are greater than three months, but less than twelve months.

For investment products indexed to an underlying stock or stock market, the Group elects the fair value method to record them at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.

The Group's trading securities are comprised of investment portfolio with underlying securities publicly traded in active markets. The investments are reported at fair value and changes in the fair value are reflected in the consolidated statements of operations.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35 - 64 years
Computer, network equipment and software	3 years
Vehicles	4 - 5 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Business combinations occurred during the year ended February 28, 2019 are disclosed in Note 3.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of trade name and domain names, copyrights, teaching materials, user base, customer relationships, technology, partnership agreements, school cooperation agreements, licenses, concession and non-compete agreements, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization periods by intangible asset classes are as follows:

Trade name and domain names	3-10 years
Copyrights and teaching materials	3-10 years
User base and customer relationships	1-7 years
Technology	4-6 years
Partnership agreements and school cooperation agreements	3-6 years
Licenses	2-5 years
Others	2-6 years

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

ASC 350-20 permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

The Group does not choose to perform the qualitative assessment for goodwill impairment but performs its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

The Group recognized no impairment loss on goodwill for any of the periods presented.

Long Term Investments [Policy Text Block]
Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values, equity securities with readily determinable fair values, equity method investments, available-for-sale investments, fair value option investments and held-to-maturity investments.

Equity securities without readily determinable fair values

The Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) on March 1, 2018. Prior to fiscal year 2019, for investee companies over which the Group does not have significant influence or a controlling interest, equity securities of privately-held companies were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment. Starting from fiscal year 2019, for equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded the cumulative effect of the adjustment of
$4,163
to the opening balance of retained earnings upon adoption of the new standard. For other equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a
20
% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment. If financial statements of an investee cannot be made available within a reasonable period of time, the Group records its share of the net income or loss of an investee on a one quarter lag basis in accordance with ASC 323-10-35-6.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale investments

For investments in investees' shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Realized gains and losses and provision for decline in value determined to be other than temporary, if any, are recognized in the consolidated statements of operations.

Fair value option investments

The Group elected the fair value option to account for certain investments whereby the change in fair value is recognized in the consolidated statements of operations.

Held-to-maturity investments

Long-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the wealth management products as “held-to-maturity” securities. The original maturities of the investments are two years.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments is disclosed in Note 14.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

On March 1, 2018, the Group adopted Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of March 1, 2018. Results for reporting periods beginning on March 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior periods.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The Group generates substantially all of its revenues through tutoring service with individual students in the PRC, in which revenue is recognized over time. In addition, the Group generates revenues from sales of products, consist primarily of books, which were insignificant for the year ended February 28, 2019 and were included in Small class tutoring services, personalized premium services and others below. The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

For the year ended
February 28,
2019
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,223,347
-Online education services through www.xueersi.com	339,637

Total	$2,562,984

The primary sources of the Group's revenues are as follows:

(a)	Small class tutoring services, personalized premium services and others

Small class tutoring services primarily consist of Xueersi Peiyou small class, Firstleap and Mobby. Personalized premium services is referring to Zhikang after-school one-on-one tutoring services. Each contract of small class tutoring service or personalized premium service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fee is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered.

Generally, for small class tutoring services except for Mobby courses, the Group offers refunds for any remaining classes to students who decide to withdraw from a course. The refund is equal to and limited to the amount related to the undelivered classes. For most Mobby courses, the Group offers refunds equal to and limited to the amount related to the undelivered classes to students who withdraw from a course, provided the course is less than two-third completed at the time of withdrawal. After two-third of the course is completed, no refund will be granted. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. Historically, the Group has not had material refunds.

The Group distributes coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is not considered a material right to the customer and accounted for as a reduction of transaction price of the service contract.

Other revenues are primarily derived from advertising services provided on the Group's online platforms and consulting service and test preparation courses related to overseas study. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. Upon the adoption of Topic 606, the Group estimates the variable consideration to be earned and recognizes revenue over the service period for overseas study consulting service. Under the prior revenue recognition standard, such revenue is deferred and recognized when student admission is reasonably assured.

(b)	Online education services through www.xueersi.com

The Group provides online education services, including live class and pre-recorded course content, to its students through www.xueersi.com.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group's online accounts. Each contract of the online education service is accounted for as single performance obligation which is satisfied ratably over the service period. The proceeds collected are initially recorded as deferred revenue. For live class courses, revenues are recognized proportionately as the tutoring sessions are delivered. For pre-recorded course content, revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses purchased. Historically, the Group has not experienced material refunds.

As a practical expedient, the Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. In addition, the Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities, for tuition collected that expected to be refunded to the customers in the future if students withdraw from a course for the remaining classes.

The following table presented the impact of adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended February 28, 2019:

	For the year ended February 28, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Net revenues	2,562,984	2,570,144	(7,160)
Cost of revenues	1,164,454	1,169,628	(5,174)
Net income	364,514	366,500	(1,986)

	As of February 28, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Prepaid expenses and other current assets	202,630	205,459	(2,829)
Total assets	3,735,091	3,737,920	(2,829)
Accrued expenses and other current liabilities	365,195	292,011	73,184
Deferred revenue (current and non-current portion)	436,107	515,000	(78,893)
Total liabilities	1,204,614	1,210,323	(5,709)
Retained earnings	920,314	918,010	2,304
Total equity	2,530,477	2,527,597	2,880

The contract liabilities of deferred revenue was $753,134 as of March 1, 2018, substantially all of which was recognized as revenue during the year ended February 28, 2019. As of February 28, 2019, the contract liabilities of deferred revenue was $436,107. The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's satisfaction of performance obligation and the customer's payment.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital. Forfeitures are recognized as they occur. Liability-classified awards are remeasured at their fair-value-based measurement as of each reporting date until settlement
.

Value Added Tax [Policy Text Block]
Value added tax

Pursuant to the PRC tax laws, in case of any product sales, the VAT rate is
3
% of the gross sales for small scale VAT payer and
17
% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010, and August 2010, respectively, for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at
17
% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

The Group's online education services and inter-company technical services are subject to VAT at the rate of
6
% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of
6
% since September 2012. Zhixuesi Beijing was deemed as general VAT payer at the rate of
6
% since August 2013 and elects a simple VAT collection method since November 2016. Xinxin Xiangrong and Pengxin TAL are deemed general VAT payers at the rate of
6
% since June 2015 and May 2016, respectively. Yizhen Xuesi was deemed as general VAT payer at the rate of
6
% since November 2016.

Xueersi Education enjoys VAT exemption for book sales from February 2014 to December 2017. Pursuant to Cai Shui [2018] No. 53
in June 2018, it can continue to enjoy VAT exemption from 2018 to 2020 for its book sales.

Since May 2016, in accordance with Cai Shui [2016] No. 68, non-academic education service providers who are general VAT payer could elect a simple VAT collection method and apply for a 3% VAT rate. The Group’s schools which were previously subject to business tax are now subject to a VAT rate of 3%.

Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. For general VAT payer of the Group, VAT on sales is calculated at 16% on revenue from product sales and paid after deducting input VAT on purchases starting on May 1, 2018.

Lessee, Leases [Policy Text Block]
Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $5,331, $22,474 and $114,697 for the years ended February 28, 2017, 2018 and 2019, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government Subsidies [Policy Text Block]
Government subsidies

The Group reports government subsidies as other income when received from local government authority with no limitation on the use of the subsidies.
From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as other income when the performance obligation is met or fulfilled.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company's PRC subsidiaries, VIEs and VIEs' subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2017, 2018 and 2019, the Group recorded exchange loss of $1,288, exchange gain of $3,324 and exchange loss of $3,108, respectively, in other expense/income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk [Policy Text Block]
Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, and restricted cash of the Group included aggregate amounts of $466,721 and $538,364 as of February 28, 2018 and 2019, respectively, which were denominated in RMB.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and restricted cash. The Group places its cash and cash equivalents, short-term investments and restricted cash in financial institutions with high credit ratings.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, long-term investments accounted for available-for-sale investments, fair value option investments, equity securities with readily determinable fair values, equity securities without readily determinable fair values, held-to-maturity investments, amounts due from related parties and amounts due to related parties, accounts payable, income tax payable, short-term debt, long-term debt and bond payable. The Group carries its available-for-sale investments, equity securities with readily determinable fair values and fair value option investments at fair value. The carrying amounts of short-term debt and long-term debt approximate fair value as its interest rates are at the same level of current market yield for comparable debts. The carrying amounts of other financial instruments, except for bond payable, equity securities without readily determinable fair values and long-term held-to-maturity investments, approximate their fair values because of their generally short maturities. The bond payable and long-term held-to-maturity investments are recorded at amortized cost.

Earnings Per Share, Policy [Policy Text Block]
Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. The Group has share options, non-vested shares and bond payable which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the share options and non-vested shares is computed using the treasury stock method. The dilutive effect of the bond payable is computed using as-if converted method.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements adopted

In May 2014, the FASB issued Accounting Standard Update ("ASU") 2014-09, “Revenue from Contracts with Customers (Topic 606).” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. In addition, quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required.

The Group adopted this standard on March 1, 2018 by applying the five steps method to all revenue streams and electing to utilize the modified retrospective method in the first quarter of fiscal year 2019. The adoption did not have a material impact on the Group’s financial position or results of operations for all the revenue streams except for the overseas study consulting service. The Group assessed the variable consideration included in its overseas study consulting service over the expected service period and identified a provision under the new standard in relation to the incremental cost and commission fee of obtaining a contract. The cumulative effect of initially applying the new standard of $4,088 was recorded as an adjustment to the opening balance of retained earnings upon adoption. In addition, reclassification was made from deferred revenue to refund liability under accrued expenses and other current liabilities for tuition collected that is expected to be refunded to the customers in the future if students withdraw from a course for any remaining classes.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group adopted this standard on March 1, 2018. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group recorded the cumulative effect of the adjustment at $4,163 to the opening balance of retained earnings upon adoption. For other equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents.  The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  Early adoption is permitted, including adoption in an interim period.

The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group adopted this standard on March 1, 2018 and applied a retrospective transition method on its consolidated statements of cash flows for the years ended February 28, 2017 and February 28, 2018, respectively.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Definition of a Business. The Update requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this Update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements.  Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. Early application of the amendments in this Update is allowed. The amendments in this Update should be applied prospectively on or after the effective date. No disclosures are required at transition. The Group adopted this standard on March 1, 2018 and the adoption did not have a material impact on the Group’s financial position or results of operations.

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities.
For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Group is in the process of completing its evaluation of the effect of the adoption of this ASU and expects the adoption will result in an increase in the assets and liabilities on the consolidated balance sheets for the operating leases and will have an insignificant impact on the consolidated statements of operations and cash flows.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
, which
eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value”. ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.